Vanguard Variable Insurance Funds – Growth Portfolio

Supplement Dated December 19, 2025, to the Prospectus and Summary Prospectus Dated April 29, 2025

Important Changes to Vanguard Variable Insurance Funds – Growth Portfolio (the “Portfolio“)

Effective today, Andrew J. Shilling has stepped down as co-portfolio manager of the Portfolio. Clark R. Shields will remain as the Portfolio’s sole portfolio manager.

The Portfolio’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

All references to Mr. Shilling are hereby deleted in their entirety.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS 109A 122025
Vanguard Marketing Corporation, Distributor.

Vanguard Variable Insurance Funds

Supplement Dated December 19, 2025, to the Statement of Additional Information Dated April 29, 2025

Important Changes to Vanguard Variable Insurance Funds – Growth Portfolio (the “Portfolio”)

Effective today, Andrew J. Shilling has stepped down as co-portfolio manager of the Portfolio. Clark R. Shields will remain as the Portfolio’s sole portfolio manager.

The Portfolio’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

All references to Mr. Shilling are hereby deleted in their entirety.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 109A 122025
Vanguard Marketing Corporation, Distributor.